Related-Party Transactions - Reinsurance Agreement (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Premiums receivable	$ 75,297				$ 52,628				$ 75,297	$ 52,628
Deferred acquisition costs, net	81,535				58,572				81,535	58,572	$ 46,808
TOTAL ASSETS	1,041,871				610,710				1,041,871	610,710
Losses payable	34,482				21,980				34,482	21,980
Provision for unpaid losses and loss adjustment expenses	74,869				54,988				74,869	54,988
Unearned premiums	175,199				124,708				175,199	124,708
Commissions payable	60,603				43,798				60,603	43,798
TOTAL LIABILITIES	771,070				493,389				771,070	493,389
Earned premium	83,453	$ 78,700	$ 70,437	$ 63,234	60,125	$ 56,969	$ 52,954	$ 50,454	295,824	220,502
Ceding commission									140,983	105,974
Losses and loss adjustment expenses									122,080	91,025
Total operating expenses									629,149	483,702
Affiliated Entity | Reinsurance Agreement | Markel
Related Party Transaction [Line Items]
Premiums receivable	72,697				49,938				72,697	49,938
Deferred acquisition costs, net	78,449				55,833				78,449	55,833
TOTAL ASSETS	151,146				105,771				151,146	105,771
Losses payable	33,459				21,049				33,459	21,049
Provision for unpaid losses and loss adjustment expenses	70,680				53,281				70,680	53,281
Unearned premiums	167,541				118,207				167,541	118,207
Commissions payable	59,511				42,644				59,511	42,644
TOTAL LIABILITIES	$ 331,191				$ 235,181				331,191	235,181
Earned premium									281,794	214,112
Ceding commission									134,946	103,479
Losses and loss adjustment expenses									116,396	86,906
Total operating expenses									$ 251,342	$ 190,385